Income Tax - Schedule of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax
Current tax expense	$ 20.2
Current income tax expense	20.2
Current tax expense, Foreign	20.2
Deferred tax
Deferred tax expense	(3.6)
Deferred income tax expense	(3.6)
Total tax expense	16.6	$ 1.2	$ 0.6
Deferred tax expense, Foreign	(3.6)
Foreign
Current tax
Current income tax expense	20.2
Deferred tax
Deferred income tax expense	(3.6)
Total tax expense	$ 16.6